Cover	Mar. 08, 2026
Cover [Abstract]
Entity Registrant Name	MIDNIGHT GAMING CORPORATION
Entity Central Index Key	0001692780
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 08, 2026
Entity Ex Transition Period	true
Entity File Number	333-266245
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-4053066
Entity Address Address Line 1	1900 E. Golf Road
Entity Address Address Line 2	Suite 950
Entity Address City Or Town	Schaumburg
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60173
City Area Code	888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	525-0010